CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 261,504	$ 180,543	$ 344,877
Share of profit of joint ventures and associates	4,097	1,783	3,604
Interest and other income	7,056	869	3,625
Total revenue and other income	272,657	183,195	352,106
Purchases	174,912	117,093	252,983
Production and manufacturing expenses	23,822	24,001	26,438
Selling, distribution and administrative expenses	11,328	9,881	10,493
Research and development	815	907	962
Exploration	1,423	1,747	2,354
Depreciation, depletion and amortisation	26,921	52,444	28,701
Interest expense	3,607	4,089	4,690
Total expenditure	242,828	210,162	326,621
Profit (loss) before tax	29,829	(26,967)	25,485
Taxation charge/(credit)	(9,199)	5,433	(9,053)
Income/(loss) for the period	20,630	(21,534)	16,432
Income attributable to non-controlling interest	529	146	590
Income/(loss) attributable to Shell plc shareholders	$ 20,101	$ (21,680)	$ 15,842
Basic earnings per share ($ per share)	$ 2.59	$ (2.78)	$ 1.97
Diluted earnings per share ($ per share)	$ 2.57	$ (2.78)	$ 1.95